Shareholders' Equity (Schedule of Activity) (Details) - $ / shares shares in Thousands	12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015
Restricted stock and performance share units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, outstanding	8,259	8,723
Weighted-average grant-date fair value per share, outstanding	$ 72.23	$ 68.89
Shares, granted	3,295
Weighted-average grant-date fair value per share, granted	$ 71.64
Shares, vested/exercised	(2,313)
Weighted-average grant-date fair value per share, vested/exercised	$ 61.37
Shares, forfeited or expired	(1,446)
Weighted-average grant-date fair value per share, forfeited or expired	$ 67.90
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, outstanding	17,591	17,568
Weighted-average grant-date fair value per share, outstanding	$ 65.67	$ 61.00
Shares, granted	6,392
Weighted-average grant-date fair value per share, granted	$ 71.38
Shares, vested/exercised	(4,444)
Weighted-average grant-date fair value per share, vested/exercised	$ 53.71
Shares, forfeited or expired	(1,925)
Weighted-average grant-date fair value per share, forfeited or expired	$ 66.37